Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Provisions [abstract]
Schedule of current provisions	Current
	2026 USD	2025 USD
Employee benefits	305,911	–
	305,911	–

Schedule of non-current provisions	Non-current
	2026 USD	2025 USD
Employee benefits	409,150	–
	409,150	–

Schedule of current employee benefits

Current employee benefits comprise:

	2026 USD	2025 USD
Annual leave	192,174	–
Long service leave	35,364	–
Gratuity — VIS Networks Private Limited	41,139	–
End-of-service benefits — VIS entities in the United Arab Emirates and Oman	37,234	–
	305,911	–

Schedule of movements in net defined benefit liability

Movements in the net defined benefit liability since the acquisition date were as follows:

	2026 USD	2025 USD
Balance at 1 July	–	–
Assumed on acquisition at 12 February 2026	447,385	–
Current service cost and net interest cost, recognised in profit or loss	54,921	–
Remeasurement gain, recognised in other comprehensive income	(11,797)	–
Contributions paid to the plan	(21,325)	–
Net exchange differences	(18,895)	–
Balance at 30 June	450,289	–

Schedule of net defined benefit liability

The net defined benefit liability at 30 June 2026 comprises:

	2026 USD	2025 USD
Present value of the defined benefit obligation	638,182	–
Fair value of plan assets	(187,893)	–
Net defined benefit liability	450,289	–

Schedule of principal actuarial assumptions

The principal actuarial assumptions at the reporting date were:

	2026	2025
Discount rate (per annum)	7.39%	–
Salary escalation rate (per annum)	7.00%	–
Employee attrition rate (per annum)	5.00%	–
Mortality — Indian Assured Lives Mortality	2012–14 Ultimate	–
Retirement age	60 years	–

Schedule of sensitivity of defined benefit obligation to reasonably possible changes in the principal assumptions

The sensitivity of the defined benefit obligation at 30 June 2026 to reasonably possible changes in the principal assumptions, each holding the other assumptions constant, is:

	Increase USD	Decrease USD
Discount rate — change of 1 percentage point	(63,926)	75,686
Salary escalation rate — change of 1 percentage point	56,705	(52,256)
Employee attrition rate — change of 1 percentage point	2,083	(2,689)